Accrued liabilities and provisions - Litigation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CTEEP Regulatory Contingency, Case [Member]
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	$ 34,846	$ 40,692
Property and Urban Land Tax (IPTU) CTEEP case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	20,228	23,691
Direct fixing for the damages associated with the hydrocarbon spill case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	14,245	14,245
Administrative processes case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	10,161	11,675
Public Works Contributions, Case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	6,792	223,439
Open competition for the management of a set of assets transferred case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	5,774	5,774
Damages caused by export activities
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	$ 5,428	$ 4,680